Loans and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financial Liabilities

Loans and financial liabilities

		December 31,
		2024	2023
Loans and Financial Liabilities	Vessels and Ships Financed and Mortgaged	(in USD and thousands)
€54.2 million loan, variable base rate plus 2.4%, due 2025	Viking Baldur, Viking Magni	$17,096	$21,740
€236.1 million loan, variable at SOFR plus CAS and 2.0%, due through 2024	Viking Hermod, Viking Buri, Viking Heimdal, Viking Delling, Viking Lif	—	12,619
€20.3 million loan, variable base rate plus 2.4%, due 2026	Viking Kvasir	12,343	14,414
€288.9 million loan, variable at SOFR plus CAS and 2.0%, due through 2025	Viking Hlin, Viking Kara, Viking Mani, Viking Eir, Viking Lofn, Viking Vidar, Viking Skirnir, Viking Modi, Viking Gefjon, Viking Ve, Viking Mimir, Viking Vili	—	35,368
€225.8 million loan, fixed at 4.73% or variable at SOFR plus CAS and 2.0%, due through 2027	Viking Alruna, Viking Egil, Viking Kadlin, Viking Rolf, Viking Tialfi, Viking Vilhjalm, Viking Herja, Viking Hild, Viking Sigrun, Viking Einar	23,087	83,017
$53.5 million loan, fixed at 5.12%, due 2025	Viking Idi refinancing, Viking Astrild, Viking Beyla	14,384	18,398
$40.0 million loan, fixed at 5.43%, due 2027	Viking Hemming, Viking Osfrid and Viking Torgil refinancing	15,000	20,000
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	51,113	63,531
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	9,307	11,029
€153.2 million loan, variable at SOFR plus CAS and 1.30% - 1.40%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	85,251	129,222
€53.6 million loan, variable at SOFR plus CAS and 1.30% - 1.40%, due through 2029	Viking Gymir, Viking Egdir	37,394	50,109
$291.2 million financial liability, due 2030	Viking Orion	209,608	223,896
$290.2 million financial liability, due 2031	Viking Jupiter	221,153	234,840
$255.7 million financial liability, variable at SOFR plus CAS and 3.0%, due 2033	Viking Octantis	217,359	230,145
$299.5 million financial liability, due 2034	Viking Mars	271,709	283,312
€316.6 million loan, fixed at 1.81%, due 2034	Viking Neptune	274,091	320,367
€316.6 million loan, fixed at 1.87%, due 2035	Viking Saturn	287,795	334,930
$401.0 million loan, fixed at 3.64%, due 2036	Viking Vela	400,988	—
€6.2 million loan, fixed at 0.3%, due 2026		2,265	3,777
20.0 million CHF loan, fixed at 1.5% - 2.0%, due 2027		11,050	15,847
Gross bank loans and financial liabilities		$2,160,993	$2,106,561
Less: Unamortized loan and financial liability fees		(117,220)	(96,169)
Total bank loans and financial liabilities		$2,043,773	$2,010,392
Less: Short-term portion of bank loans and financial liabilities		(220,116)	(253,020)
Long-term portion of bank loans and financial liabilities		$1,823,657	$1,757,372

Summary of Secured Notes

Secured Notes

		December 31,
		2024	2023
Notes	Collateral	(in USD and thousands)
$675.0 million Secured Notes, fixed 5.000% due 2028	Viking Star, Viking Sea and Viking Sky	$675,000	$675,000
$350.0 million Secured Notes, fixed 5.625% due 2029	Viking Venus	350,000	350,000
Gross Secured Notes		$1,025,000	$1,025,000
Less: Secured Notes fees and discounts		(7,499)	(9,343)
Total Secured Notes		$1,017,501	$1,015,657

Summary of Unsecured Notes

Unsecured Notes

		December 31,
		2024	2023
Notes	Purpose	(in USD and thousands)
$250.0 million VCL Notes, fixed 6.250% due 2025	General corporate purposes, including without limitation working capital, capital expenditures, repayment of outstanding indebtedness and the acquisition of river vessels or ocean ships	$250,000	$250,000
$825.0 million VCL Notes, fixed 5.875% due 2027	To fund the tender offer and redemption of the 2022 VCL Notes and general corporate purposes	825,000	825,000
$500.0 million VCL Notes, fixed 7.000% due 2029	General corporate purposes	500,000	500,000
$720.0 million VCL Notes, fixed 9.125% due 2031	To fund the redemption of the 13.000% Senior Secured Notes due 2025	720,000	720,000
Gross Unsecured Notes		$2,295,000	$2,295,000
Less: Unsecured Notes fees and discounts, net of premiums		(20,349)	(24,754)
Total Unsecured Notes		$2,274,651	$2,270,246
Less: Short-term portion of Unsecured Notes		(249,650)	—
Long-term portion of Unsecured Notes		$2,025,001	$2,270,246